Investments In Associates And Joint Ventures - Summary of Detailed Information about Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Carrying amount, joint ventures	S/ 8,160	S/ 7,483	S/ 18,618	S/ 103,356
Common Share [member] | Logistica Quimicos del Sur S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures	50.00%	50.00%
Carrying amount, joint ventures	S/ 8,006	S/ 7,230
Common Share [member] | Constructora SK-VyV Ltda. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures	50.00%	50.00%
Carrying amount, joint ventures	S/ 29	S/ 34
Common Share [member] | Other joint ventures [member]
Disclosure of associates and joint ventures [line items]
Carrying amount, joint ventures	S/ 125	S/ 219